                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment  [ ]                    Amendment No.: _____________
      This Amendment (Check only one):          [ ]  is a restatement.
                                                [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Boyar Asset Management Inc.
Address:  35 East 21st Street
          New York, NY 10010

Form 13F File Number:  28-10330

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Mark A. Boyar
Title:   President
Phone:   212-995-8300

Signature, place and date of signing:

/s/  Mark A. Boyar            New York, New York               April 28, 2003

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    63

Form 13F Information Table Value Total:    104,197  (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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                           FORM 13F INFORMATION TABLE


                                                                  COLUMN 4             COLUMN 5              COLUMN 6
          COLUMN 1                 COLUMN 2         COLUMN 3        VALUE         SHRS        SH/PUT/       INVESTMENT
       NAME OF ISSUER           TITLE OF CLASS        CUSIP      (X $1,000)     PRN AMT      PRN CALL       DISCRETION
-----------------------------  -----------------   -----------   -----------   ----------   -----------   --------------
ALLTEL CORP COM..............       COMMON          020039103       2,189        48,903     SH            SOLE
AMERICAN EXPRESS CO..........       COMMON          025816109         944        28,413     SH            SOLE
AMERICAN INTL GROUP INC......       COMMON          026874107         344         6,956     SH            SOLE
AOL TIME WARNER..............       COMMON          00184A105       2,941       270,815     SH            SOLE
APPLE COMPUTER INC...........       COMMON          037833100         167        11,800     SH            SOLE
ARBITRON INC COM.............       COMMON          03875Q108       1,179        37,200     SH            SOLE
AVIALL INC NEW COM...........       COMMON          05366B102       2,134       275,700     SH            SOLE
BANK NEW YORK INC COM........       COMMON          064057102       2,057       100,325     SH            SOLE
BANK ONE CORP COM............       COMMON          06423A103       1,264        36,500     SH            SOLE
BEST BUY INC COM.............       COMMON          086516101       3,022       112,050     SH            SOLE
BRISTOL MYERS SQUIBB CO......       COMMON          110122108       2,539       120,150     SH            SOLE
C D I CORP COM...............       COMMON          125071100       1,727        74,100     SH            SOLE
CABLE & WIRELESS PU LTD CO
  ADR........................       COMMON          126830207          39        11,800     SH            SOLE
CABLEVISION SYS CORP CL A
  SHS........................       COMMON          12686C109       4,828       254,263     SH            SOLE
CARNIVAL CORP COM............       COMMON          143658102       3,371       139,800     SH            SOLE
CENDANT CORP COM.............       COMMON          151313103       3,871       304,800     SH            SOLE
CITIGROUP INC................       COMMON          172967101       5,059       146,838     SH            SOLE
COMCAST CORP CL A SPL........       COMMON          20030N200       1,432        52,100     SH            SOLE
CROSS A T CO CL A............       COMMON          227478104         258        54,100     SH            SOLE
CVS CORP COM.................       COMMON          126650100       1,732        72,600     SH            SOLE
DIEBOLD INC COM..............       COMMON          253651103       2,454        72,300     SH            SOLE
DISNEY WALT PRODTNS..........       COMMON          254687106       3,984       234,100     SH            SOLE
DOW JONES & CO INC CO........       COMMON          260561105       1,666         4,700     SH            SOLE
DSP GROUP INC COM............       COMMON          23332B106       1,236        68,200     SH            SOLE
ETHAN ALLEN INTERIORS INC
  COM........................       COMMON          297602104       1,051        35,700     SH            SOLE
HANOVER DIRECT INCR COM......       COMMON          410783104          76       346,081     SH            SOLE
HASBRO INC COM...............       COMMON          418056107         474        34,125     SH            SOLE
HEINZ H J CO COM.............       COMMON          423074103       1,805        61,800     SH            SOLE
HILTON HOTEL CORP............       COMMON          432848109       3,857       332,200     SH            SOLE
HUDSON UTD BANCORP COM.......       COMMON          444165104       2,715        88,154     SH            SOLE
IHOP CORP NEW COM............       COMMON          449623107       3,926       174,200     SH            SOLE
IMS HEALTH INC COM...........       COMMON          449934108         501        32,100     SH            SOLE
J.P. MORGAN CHASE & CO.......       COMMON          46625H100       3,265       137,706     SH            SOLE
LEHMAN BROS HLDGS INC COM....       COMMON          524908100       1,993        34,505     SH            SOLE
LIMITED INC..................       COMMON          532716107       1,830       142,200     SH            SOLE
MCDONALDS CORP COM...........       COMMON          580135101       2,217       153,300     SH            SOLE
MELLON FINL CORP.............       COMMON          58551A108         655        30,800     SH            SOLE
MEREDITH CORP................       COMMON          589433101       1,630        42,700     SH            SOLE
MERRILL LYNCH & CO. INC......       COMMON          590188108       2,945        83,200     SH            SOLE
MGM GRAND INC COM............       COMMON          552953101       4,162       142,300     SH            SOLE
MIDAS GROUP INC COM..........       COMMON          595626102       1,669       228,634     SH            SOLE
NEIMAN MARCUS A..............       COMMON          640204202         565        19,500     SH            SOLE
PARTHUSCEVA INC COM..........       COMMON          70212E106          71        22,812     SH            SOLE
PEPSIAMERICAS................       COMMON          71343P200       3,365       286,100     SH            SOLE
PFIZER INC...................       COMMON          717081103         483        15,494     SH            SOLE
PLAYBOY ENTERPRISES INC CL
  B..........................       COMMON          728117300       1,780       209,450     SH            SOLE
PRIME HOSPITALITY CORP COM...       COMMON          741917108         469        90,900     SH            SOLE
PROVIDIAN FINL CORP COM......       COMMON          74406A102         649        98,900     SH            SOLE
REGIS CORP MINN COM..........       COMMON          758932107         244         9,800     SH            SOLE
SCHOLASTIC CORP COM..........       COMMON          807066105         570        21,200     SH            SOLE
SEARS ROEBUCK & CO...........       COMMON          812387108       2,900       120,100     SH            SOLE
SPIEGEL INC CL A NON-VTG.....       COMMON          848457107          26       321,700     SH            SOLE
TOYS 'R' US INC..............       COMMON          892335100       1,301       155,440     SH            SOLE
TRAVELERS PPTY CAS CORP NEW
  CL A.......................       COMMON          89420G109       2,713       192,552     SH            SOLE
TUPPERWARE CORP COM..........       COMMON          899896104       2,128       154,000     SH            SOLE
VIACOM INC COM NON VTG.......       COMMON          925524308       1,725        47,246     SH            SOLE

TOTAL........................                                     104,197

                                 COLUMN 7                COLUMN 8
          COLUMN 1                OTHER              VOTING AUTHORITY
       NAME OF ISSUER            MANAGERS       SOLE      SHARED      OTHER
-----------------------------  ------------   --------   ---------   --------
ALLTEL CORP COM..............                  48,903
AMERICAN EXPRESS CO..........                  28,413
AMERICAN INTL GROUP INC......                   6,956
AOL TIME WARNER..............                 270,815
APPLE COMPUTER INC...........                  11,800
ARBITRON INC COM.............                  37,200
AVIALL INC NEW COM...........                 275,700
BANK NEW YORK INC COM........                 100,325
BANK ONE CORP COM............                  36,500
BEST BUY INC COM.............                 112,050
BRISTOL MYERS SQUIBB CO......                 120,150
C D I CORP COM...............                  74,100
CABLE & WIRELESS PU LTD CO
  ADR........................                  11,800
CABLEVISION SYS CORP CL A
  SHS........................                 254,263
CARNIVAL CORP COM............                 139,800
CENDANT CORP COM.............                 304,800
CITIGROUP INC................                 146,838
COMCAST CORP CL A SPL........                  52,100
CROSS A T CO CL A............                  54,100
CVS CORP COM.................                  72,600
DIEBOLD INC COM..............                  72,300
DISNEY WALT PRODTNS..........                 234,100
DOW JONES & CO INC CO........                  47,000
DSP GROUP INC COM............                  68,200
ETHAN ALLEN INTERIORS INC
  COM........................                  35,700
HANOVER DIRECT INCR COM......                 346,081
HASBRO INC COM...............                  34,125
HEINZ H J CO COM.............                  61,800
HILTON HOTEL CORP............                 332,200
HUDSON UTD BANCORP COM.......                  88,154
IHOP CORP NEW COM............                 174,200
IMS HEALTH INC COM...........                  32,100
J.P. MORGAN CHASE & CO.......                 137,706
LEHMAN BROS HLDGS INC COM....                  34,505
LIMITED INC..................                 142,200
MCDONALDS CORP COM...........                 153,300
MELLON FINL CORP.............                  30,800
MEREDITH CORP................                  42,700
MERRILL LYNCH & CO. INC......                  83,200
MGM GRAND INC COM............                 142,300
MIDAS GROUP INC COM..........                 228,634
NEIMAN MARCUS A..............                  19,500
PARTHUSCEVA INC COM..........                  22,812
PEPSIAMERICAS................                 286,100
PFIZER INC...................                  15,494
PLAYBOY ENTERPRISES INC CL
  B..........................                 209,450
PRIME HOSPITALITY CORP COM...                  90,900
PROVIDIAN FINL CORP COM......                  98,900
REGIS CORP MINN COM..........                   9,800
SCHOLASTIC CORP COM..........                  21,200
SEARS ROEBUCK & CO...........                 120,100
SPIEGEL INC CL A NON-VTG.....                 321,700
TOYS 'R' US INC..............                 155,440
TRAVELERS PPTY CAS CORP NEW
  CL A.......................                 192,552
TUPPERWARE CORP COM..........                 154,000
VIACOM INC COM NON VTG.......                  47,246

TOTAL........................

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